Prospectus Supplement	December 1, 2017

Putnam VT Investors Fund
Prospectus dated April 30, 2017

Effective November 30, 2017, the sub-section Your fund’s management - Portfolio manager in the section Fund summary is replaced in its entirety with the following:

Portfolio manager
Gerard Sullivan, Portfolio Manager, portfolio manager of the fund since 2008

Assistant portfolio manager
Arthur Yeager, Portfolio Manager, Analyst, assistant portfolio manager of the fund since 2017

The following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio manager	Joined fund	Employer	Positions over past five years

Gerard Sullivan	2008	Putnam Management	Portfolio Manager
		2008–Present

Assistant portfolio manager	Joined fund	Employer	Positions over past five years

Arthur Yeager	2017	Putnam Management	Portfolio Manager, Analyst
		2017–Present	Previously, Analyst

		Raymond James &	Senior Vice President
		Associates, Inc.
		2003–2017

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	December 1, 2017

Putnam VT Investors Fund
Statement of Additional Information dated April 30, 2017

Effective November 30, 2017, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Gerard Sullivan and Arthur Yeager. These sub-sections are also supplemented with regards solely to Mr. Yeager as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of November 13, 2017. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Arthur Yeager	0	$0	0	$0	1	$4,800,000

Ownership of securities

As of November 13, 2017, Mr. Yeager and his immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

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